Trade accounts receivable and other current financial assets - With maturities (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Trade accounts receivable and other current financial assets
Total gross carrying amount	€ 24,700,678	€ 32,120,019
Carrying amount of trade receivables subject to factoring (FVTPL)	(3,690,404)	(2,420,511)
Total gross carrying amount AC	21,010,274	29,699,508
Expected credit loss (Stage 2 & 3)	(1,037,518)	(992,460)
Total net carrying amount trade accounts receivables	€ 19,972,756	€ 28,707,048